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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment           [ ] Amendment Number: [ ]
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hill Air Company I, LLC
Address: PO Box 269014
         Plano, Texas 75026

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Radunsky
Title: Chief Operating Officer
Phone: (972) 535-1983

Signature, Place, and Date of Signing:


       /s/ David Radunsky                Dallas, TX           April 23, 2010
-------------------------------   ---------------------   ----------------------
          (Signature)                  (City, State)               (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
Form 13F Information Table Entry Total:           20
Form 13F Information Table Value Total:      106,282
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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
No.   Form 13F File Number   Name
---   --------------------   ----
 1    028-10140              Petrus Securities L.P.

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                           FORM 13F INFORMATION TABLE


           COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ----------------------- ---------- -------- ---------------------
                                                                                                               VOTING AUTHORITY
                                 TITLE OF                VALUE   SHRS OR           PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER            CLASS        CUSIP    (X1000)  PRN AMT   SH/PRN  CALL DISCRETION MANAGERS    SOLE   SHARED NONE
---------------------------- --------------- --------- -------- --------- -------- ---- ---------- -------- --------- ------ ----
AUTOMATIC DATA PROCESSING IN       COM       053015103    8,654   244,200    SH            SOLE        1      244,200
AUTOZONE INC                       COM       053332102    7,707    51,000    SH            SOLE        1       51,000
CISCO SYS INC                      COM       17275R102    7,361   394,700    SH            SOLE        1      394,700
COCA COLA CO                       COM       191216100    4,319    90,000    SH            SOLE        1       90,000
COMCAST CORP NEW                  CL A       20030N101    2,928   202,500    SH            SOLE        1      202,500
COMCAST CORP NEW                CL A SPL     20030N200    3,762   266,800    SH            SOLE        1      266,800
COSTCO WHSL CORP NEW               COM       22160K105    5,567   121,600    SH            SOLE        1      121,600
COVANTA HLDG CORP            DBCV 1.000% 2/0 22282EAA0    3,028 3,500,000    SH            SOLE             3,500,000
DARDEN RESTAURANTS INC             COM       237194105    4,805   145,700    SH            SOLE        1      145,700
DST SYS INC DEL              DBCV 4.125% 8/1 233326AB3    3,980 4,000,000    SH            SOLE             4,000,000
EBAY INC                           COM       278642103    4,784   279,300    SH            SOLE        1      279,300
INTUIT                             COM       461202103    8,691   308,300    SH            SOLE        1      308,300
JOHNSON & JOHNSON                  COM       478160104    5,214    91,800    SH            SOLE        1       91,800
LAWSON SOFTWARE INC NEW      NOTE 2.500% 4/1 52078PAA0    4,730 5,500,000    SH            SOLE             5,500,000
LINEAR TECHNOLOGY CORP       NOTE 3.125% 5/0 535678AD8    2,586 2,662,000    SH            SOLE             2,662,000
PROGRESSIVE CORP OHIO              COM       743315103    6,141   406,400    SH            SOLE        1      406,400
SONIC CORP                         COM       835451105    4,250   423,700    SH            SOLE        1      423,700
TARGET CORP                        COM       87612E106    5,632   142,700    SH            SOLE        1      142,700
TJX COS INC NEW                    COM       872540109   10,511   334,100    SH            SOLE        1      334,100
WAL MART STORES INC                COM       931142103    1,632    33,700    SH            SOLE        1       33,700